Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These unaudited interim condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of management, the condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation of the results of the Company for the periods presented. Certain information in footnote disclosures normally included in financial statements prepared in accordance with GAAP has been condensed or omitted pursuant to the rules of the SEC and the accounting standards for interim financial statements. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2023, filed on April 2, 2024.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The operating results for interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole.

Basis of Presentation

These consolidated financial statements have been prepared in conformity with GAAP, and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

The Company is an “emerging growth company” (“EGC”), as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Company has elected to use this extended transition period for complying with new or revised accounting standards pursuant to Section 102(b)(1) of the JOBS Act that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition periods provided by JOBS Act. As result of this election, its consolidated financial statements may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates.

Principles of Consolidation

Principles of Consolidation

The accompanying financial statements are consolidated and include the accounts of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying financial statements are consolidated and include the accounts of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

Segment Information

Segment Information

The Company has one reportable operating segment. The Company has identified its Chief Executive Officer as its chief operating decision maker, who evaluates the operations of the Company using consolidated information for purposes of allocating resources and assessing performance.

Segment Information

The Company has one reportable operating segment. The Company has identified its Chief Executive Officer as its chief operating decision maker, who evaluates the operations of the Company using consolidated information for purposes of allocating resources and assessing performance.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In March 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-02, “Codification Improvements.” The ASU removes references to various FASB Concepts Statements in a variety of Topics in the Accounting Standards Codification. The amendments apply to all reporting entities within the scope of the affected accounting guidance. ASU 2024-02 will be effective for annual periods beginning after December 15, 2024, and although permitted, the Company does not intend to early adopt.

In March 2024, the SEC adopted final rules under SEC Release No. 33-11275, The Enhancement and Standardization of Climate-Related Disclosures for Investors. The rules will require public entities to provide certain climate-related information in their annual reports and registration statements. The rules will be effective for non-accelerated filers commencing with the fiscal period beginning January 1, 2027. In April 2024, the SEC voluntarily issued an administrative stay of the implementation of the rules, pending judicial review. The Company will evaluate the impact of the final rules on its consolidated financial statements and disclosures.

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting (Topic 820),” which updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendment prescribes interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, provides new segment disclosure requirements for entities with a single reportable segment, and contains other disclosure requirements. The ASU is effective for public companies with annual periods beginning after December 15, 2023, and interim periods within fiscals years beginning after December 15, 2024. CYRB is currently evaluating the impact of the standard on its segment reporting disclosures.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (ASU 2023-09). ASU 2023-09 requires companies to disclose, on an annual basis, specific categories in the effective tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. In addition, ASU 2023-09 requires companies to disclose additional information about income taxes paid. ASU 2023-09 will be effective for annual periods beginning after December 15, 2024, and although permitted, the Company does not intend to early adopt. CYRB is continuing to evaluate the provisions of ASU 2023-09 and does not anticipate a material impact on its consolidated financial statements and related disclosures upon adoption.

Recent Accounting Pronouncements Adopted

ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40)

In August 2020, the Financial Accounting Standard Board (FASB) issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40). The ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. The FASB reduced the number of accounting models for convertible debt and convertible preferred stock instruments and made certain disclosure amendments to improve the information provided to users. In addition, the FASB amended the derivative guidance for the “own stock” scope exception and certain aspects of the earnings per share (“EPS”) guidance. The guidance is effective for smaller reporting companies for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company adopted the ASU effective January 1, 2023 and applied the provisions of the ASU to the convertible notes issued during the year ended December 31, 2023.

Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make various assumptions, judgments and estimates to determine the reported amounts of assets, liabilities, and expenses. Changes in these assumptions, judgments, and estimates will occur as a result of the passage of time and the occurrence of future events and, accordingly, actual results could differ significantly from amounts previously reported. The more significant areas requiring the use of assumptions, judgments and estimates in these financials include cash flow inputs for impairment analysis, asset retirement obligations, fair value of derivative liabilities, and certain accrued expenses. See “Asset Retirement Obligations” of this Note 2 — Basis of Presentation and Summary of Significant Policies for more details on estimates involved in asset retirement obligations and Note 7 — Fair Value Measurements for more details on estimates and judgment involved in derivative liabilities. While management believes these estimates are reasonable, changes in facts and assumptions, or the discovery of new information may result in revised estimates. Actual results could differ from these estimates, and it is reasonably possible these estimates could be revised in the near term, and these revisions could be material.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all cash on hand and highly liquid instruments with an original maturity of three months or less to be cash and cash equivalents. The Company’s cash and cash equivalents are held in financial institutions in amounts that may exceed the insurance limits of the Federal Deposit Insurance Corporation, however, management believes the Company’s counterparty risks are minimal based on the reputation and history of the institutions selected. There were no cash equivalents as of December 31, 2023 or 2022.

Accounts Receivable and Credit Losses

Accounts Receivable and Credit Losses

Accounts receivable consist of receivables from sales of helium and CO2 production delivered to purchasers. The purchasers remit payment for production directly to the Company. Most payments are received within a month after the production date. Accounts receivable are not collateralized.

At each balance sheet date, the Company reviews the collectability of the receivables in light of historical experience, the nature and volume of the receivables and other subjective factors and recognizes an expected allowance for credit losses. In addition, at each reporting date, this estimate is updated to reflect any changes in credit risk since the receivable was initially recorded. No allowance was deemed necessary at December 31, 2023 or 2022.

Helium and CO2 Properties

Helium and CO2 Properties

The Company uses the full cost method of accounting for costs related to the acquisition, exploration, and development of helium and CO2 properties. Under this method, all such costs (productive and nonproductive), including salaries, benefits and other internal costs directly attributable to these activities, are capitalized into a full cost pool and amortized over the estimated lives of the properties using the units-of-production method. These capitalized costs are subject to a ceiling test that limits such pooled costs, net of applicable deferred taxes, to the aggregate of the present value of future net revenues attributable to proved helium reserves, discounted at 10%. Any costs in excess of the ceiling are written off as a non-cash expense. The expense may not be reversed in future periods. The ceiling limitation calculation is prepared using fixed contract prices the Company receives for the sale of its helium and CO2 production. The future cash outflows associated with future development or abandonment of wells will be included in the computation of the discounted present value of future net revenues for purposes of the ceiling limitation calculation. The net book value of the Company’s helium and CO2 properties that were subject to the full cost ceiling limitation did not exceed the ceiling amount at December 31, 2023 or 2022.

Costs associated with unproved helium and CO2 properties, which may include leasehold, seismic, drilling and capitalized interest costs, are excluded from the amortization base until the properties are evaluated or an impairment is indicated. The Company’s decision to withhold costs from amortization and the timing of the transfer of those costs into the amortization base involves judgment and may be subject to changes over time based on several factors, including drilling plans, availability of capital, project economics and drilling results from adjacent acreage. The Company did not record any impairment to its unproved helium and CO2 properties for the years ended December 31, 2023 or 2022.

Intangibles

Intangibles

The Company capitalized $89,883 for implementation costs of a service contract with a hosting arrangement during the first quarter of 2022. The current portion of the balance, net of accumulated amortization, is presented in “Prepaid expenses and other current assets” and the long-term portion of the balance, net of accumulated amortization, is presented in “Other long-term assets” in the Company’s Consolidated Balance Sheets. The service contract with a hosting arrangement relates to the Company’s enterprise resource planning system and it is being amortized using the straight-line method over an estimated useful life of three years. For the years ended December 31, 2023 and 2022, the Company recognized amortization expense of $29,961 and $24,968, respectively.

Asset Retirement Obligations (“ARO”)

Asset Retirement Obligations (“ARO”)

Helium and CO2 properties require expenditures to plug and abandon the wells and reclaim the associated pads and other supporting infrastructure when the wells are no longer producing. An ARO associated with the retirement of a tangible long-lived asset such as helium properties is recognized as a liability in the period incurred or when it becomes determinable, with an associated increase in the carrying amount of the related long-lived asset. These asset retirement costs are depleted on a unit-of-production basis within the full cost pool. The ARO is recorded at its estimated fair value, and accretion expense is recognized over time as the discounted liability is accreted to its expected settlement value.

The following table summarizes the changes in the Company’s asset retirement obligation for period below:

	For the Year Ended December 31,
	2023	2022
Asset retirement obligations – beginning of year	$714,315	$672,817
Accretion expense	44,058	41,498
Asset retirement obligations – end of year	$758,373	$714,315

An ARO is determined using significant assumptions, including current estimates of plugging and abandonment costs, annual inflation of these costs, the productive lives of assets and the Company’s credit adjusted risk free rate. Changes in any of these assumptions can result in significant revisions to the estimated ARO. Because of the subjectivity of assumptions, the costs to ultimately retire the Company’s wells may vary significantly from prior estimates.

Derivative Financial Instruments

Derivative Financial Instruments

The Company reviews the terms of convertible debt, equity instruments and other financing arrangements to determine whether there are embedded derivative instruments, including embedded conversion options that are required to be bifurcated and accounted for separately as a derivative financial instrument. Also, in connection with the issuance of financing instruments, the Company may issue freestanding warrants that may, depending on their terms, be accounted for as derivative instrument liabilities, rather than as equity. The Company recognizes its derivative instruments as either assets or liabilities at fair value with changes in fair value recognized in earnings. The related cash flow impact of the Company’s derivative activities is reflected as cash flows from operating activities unless the derivative contract contains a significant financing element, in which case, they are classified within financing activities. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. If reclassification is required, the fair value of the derivative instrument, as of the determination date, is reclassified. Any previous changes in fair value recorded to earnings are not reversed. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not settlement of the derivative instrument could be required within twelve months of the balance sheet date. See Note 9 — Derivatives for more derivatives disclosures.

Fair Value Option on Convertible Debt

Fair Value Option on Convertible Debt

The fair value option election allows entities to make an irrevocable election of fair value as the initial and subsequent measurement attribute for certain eligible financial assets and liabilities. Unrealized gains and losses on items for which the fair value option has been elected are recorded in “Change in fair value of convertible debt instruments” in the Consolidated Statements of Operations. The decision to elect the fair value option is determined on an instrument by instrument basis, which must be applied to an entire instrument and is irrevocable once elected. The issuance costs associated with the convertible debt instruments for which the fair value option was elected are not deferred. See Note 8 — Debt for disclosure of the convertible notes that the Company elected to apply fair value option accounting.

Fair Value Measurement

Fair Value Measurement

Fair value represents the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between market participants at the reporting date. The Company’s assets and liabilities that are measured at fair value at each reporting date are classified according to a hierarchy that prioritizes inputs and assumptions underlying the valuation techniques. This fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs and consists of three broad levels:

•        Level 1:    Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date.

•        Level 2:    Observable market-based inputs or unobservable inputs that are corroborated by market data. These are inputs other than quoted prices in active markets included in Level 1 that are either directly or indirectly observable as of the reporting date.

•        Level 3:    Unobservable inputs that are not corroborated by market data and may be used with internally developed methodologies that result in management’s best estimate of fair value.

Valuation techniques that maximize the use of observable inputs are favored. Observable data is considered to be market data if it is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, classification within the fair value hierarchy is based on lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment. However, the determination of what constitutes “observable” requires significant judgment. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the perceived risk of that investment.

Leases

Leases

A right of use asset represents a lessee’s right to use an underlying asset for the lease term, while the associated lease liability represents the lessee’s obligations to make lease payments. At the commencement date, which is the date on which a lessor makes an underlying asset available for use by a lessee, a lease right of use asset and corresponding lease liability is recognized based on the present value of the future lease payments. The initial measurement of lease payments may also be adjusted for certain items, including options that are reasonably certain to be exercised, such as options to purchase the asset at the end of the lease term, or options to extend or early terminate the lease. Excluded from the initial measurement are certain variable lease payments, which for the Company’s office rental agreements, are a significant component of the total lease costs. The Company evaluates a contractual arrangement at its inception to determine if it is a lease or contains an identifiable lease component as defined by FASB ASC Topic 842 — Leases. When evaluating a contract to determine appropriate classification and recognition under FASB ASC Topic 842 — Leases, significant judgment may be necessary to determine, among other criteria, if an embedded leasing arrangement exists, the length of the term, classification as either an operating or financing lease, which options are reasonably likely to be exercised, fair value of the underlying right of use asset or assets, upfront costs, and future lease payments that are included or excluded in the initial measurement of the right of use asset. By policy election, leases with an initial term of twelve months or less are not recorded on the balance sheet. The Company recognizes lease expense for these leases on a straight-line basis, and variable lease payments are recognized in the period as incurred.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) 606, “Revenue from Contracts with Customers.”

The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

•        Step 1: Identification of the contract, or contracts, with customer;

•        Step 2: Identification of the performance obligations in the contract;

•        Step 3: Determination of the transaction price;

•        Step 4: Allocation of the transaction price to the performance obligations in the contract; and

•        Step 5: Recognition of revenue when, or as, the performance obligation is satisfied.

The Company’s main revenue streams are from helium sales. All of the Company’s revenue contracts contain a single performance obligation and all revenue is recorded at a point in time. The Company recognizes revenue when control of the product transfers to the customer, which differs depending on the contractual terms of each of the Company’s arrangements. See Note 5 — Revenue Recognition for more details on the Company’s revenue recognition.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation — Stock Compensation”. ASC 718 requires companies to measure the cost of services received in exchange for an award of equity instruments, including stock options, based on the grant-date fair value of the award and to recognize it as compensation expense over the period the individual is required to provide service in exchange for the award, usually the vesting period. The Company accounts for forfeitures as they occur.

Income Taxes

Income Taxes

Income taxes have been accounted for in accordance with ASC 740, “Accounting for Income Taxes”. A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net Loss per Share

Net Loss per Share

The Company adheres to the provision of ASC 260, “Earnings Per Share”, which specifies the computation, presentation, and disclosure requirements for earnings (loss) per share for entities with publicly held commons stock.

Basic net loss per share amounts is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding. Common stock equivalents are only included when their effect is dilutive. The Company’s potentially dilutive securities, which consist of warrants and the conversion of debt, have been excluded from the computation of diluted loss per share as they would be anti-dilutive.

Concentration

Concentration

All of the Company’s helium and CO2 assets are concentrated in the St. Johns Field.

As of December 31, 2023, all of the Company’s production was coming from one well and all production from that certain well is dedicated to one direct customer.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

ASU 2023-06, Disclosure Improvements

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements.” The ASU incorporates several disclosure and presentation requirements currently residing in SEC Regulations S-X and S-K. The amendments will be applied prospectively and are effective when the SEC removes the related requirements from Regulations S-X or S-K. Any amendments the SEC does not remove by June 30, 2027, will not be effective. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, to enhances transparency into income tax disclosures. The amendments require annual disclosure of certain information relating to the rate reconciliation, income taxes paid by jurisdiction, income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign, income tax expense (or benefit) from continuing operations disaggregated by federal (national), state, and foreign. The amendments also eliminate certain requirements relating to unrecognized tax benefits and certain deferred tax disclosure relating to subsidiaries and corporate joint ventures. The ASU is effective for fiscal years beginning after December 15, 2024, and interim periods within fiscal years beginning after December 15, 2025. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.